Borrowings - Principal Repayments (Details) $ in Millions	Dec. 31, 2024 USD ($)
Borrowings
Principal repayments on borrowings	$ 11,874.1
2024
Borrowings
Principal repayments on borrowings	487.9
2025
Borrowings
Principal repayments on borrowings	764.0
2026
Borrowings
Principal repayments on borrowings	1,261.2
2027
Borrowings
Principal repayments on borrowings	2,099.2
2028
Borrowings
Principal repayments on borrowings	713.6
Thereafter
Borrowings
Principal repayments on borrowings	6,548.2
Holding company
Borrowings
Principal repayments on borrowings	7,976.1
Holding company | 2024
Borrowings
Principal repayments on borrowings	165.0
Holding company | 2025
Borrowings
Principal repayments on borrowings	569.7
Holding company | 2026
Borrowings
Principal repayments on borrowings	617.0
Holding company | 2027
Borrowings
Principal repayments on borrowings	1,376.6
Holding company | 2028
Borrowings
Principal repayments on borrowings	347.7
Holding company | Thereafter
Borrowings
Principal repayments on borrowings	4,900.1
Insurance and reinsurance companies
Borrowings
Principal repayments on borrowings	979.2
Insurance and reinsurance companies | 2024
Borrowings
Principal repayments on borrowings	50.5
Insurance and reinsurance companies | 2025
Borrowings
Principal repayments on borrowings	39.1
Insurance and reinsurance companies | 2026
Borrowings
Principal repayments on borrowings	76.4
Insurance and reinsurance companies | 2027
Borrowings
Principal repayments on borrowings	38.8
Insurance and reinsurance companies | 2028
Borrowings
Principal repayments on borrowings	0.3
Insurance and reinsurance companies | Thereafter
Borrowings
Principal repayments on borrowings	774.1
Non-insurance companies
Borrowings
Principal repayments on borrowings	2,918.8
Non-insurance companies | 2024
Borrowings
Principal repayments on borrowings	272.4
Non-insurance companies | 2025
Borrowings
Principal repayments on borrowings	155.2
Non-insurance companies | 2026
Borrowings
Principal repayments on borrowings	567.8
Non-insurance companies | 2027
Borrowings
Principal repayments on borrowings	683.8
Non-insurance companies | 2028
Borrowings
Principal repayments on borrowings	365.6
Non-insurance companies | Thereafter
Borrowings
Principal repayments on borrowings	$ 874.0